Leases (Details 2) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Total		$ 436,730	$ 919,627
Visconti Holdings L L C [Member]
Defined Benefit Plan Disclosure [Line Items]
Less imputed interest		(850)
Total		$ 436,730
Visconti Holdings L L C [Member] | Twin Vee Powercarsco [Member]
Defined Benefit Plan Disclosure [Line Items]
2025 (excluding the nine months ended September 30, 2025)	$ 109,396
Total lease payments	109,396
Less imputed interest	(68)
Total	$ 109,328